Annual Fund Operating Expenses - PIMCO Government Limited Maturity Active Exchange-Traded Fund - PIMCO Government Limited Maturity Active Exchange-Traded Fund	Nov. 01, 2021
Operating Expenses:
Management Fees	0.25%
Other Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and/or Expense Reimbursement	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%	[3]

[1]	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
[2]	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive a portion of the Fund’s management fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO ETF Trust at least 30 days prior to the end of the then current term. In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the management fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” in the Fund’s prospectus for additional information.